Fair Value Measurements (Details) - Schedule of Key Inputs to Both Models for the Private Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Asset Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.09	10.85
Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11.5	11.5
Expected Merger Announcement Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	12/18/2022	12/18/2022
Expected Merger Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	07/20/2023	01/20/2024
Expiration Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input date	07/20/2028	01/20/2029
Call Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Contractual Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	5.6	5.3
Risk-Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	4.00%	4.60%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	6.60%	12.00%
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage	0.00%	0.00%
Steps [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input percentage